                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here is Amendment [_]; Amendment Number:
The Amendment (Check only one.):  [_] is a restatement.
                                  [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:     First Interstate Bank
Address:  401 North 31st Street
          Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard A. McCann
Title:    Vice President
Phone:    406-255-5132

Signature, Place, and Date of Signing:

          /s/ Richard A. McCann          Billings, MT           April 19, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                               13F SUMMARY PAGE


Report Summary:

Number of Other Included Mangers:                   0

Form 13F Information Table Entry Total:            96

Form 13F Information Table Value Total:  $313,242,951

List of Other Included Managers:                 NONE

13 F Report Of Managed Assets

Date Run: 04/18/2013          Processing Date:      Time Printed: 3:08:09 PM
                                 04/18/2013
                           As Of Date: 03/31/2013

                                                                                        Investment Direction   Voting Authority
                                                                                        -------------------- --------------------
Name Of Issuer                                    Type    Cusip   Market Value Shares/P  Sole   Shared Other  Sole   Shared Other
--------------                                   ------ --------- ------------ -------- ------- ------ ----- ------- ------ -----

Alcoa Inc                                        Equity 013817101      140,921   16,540  16,540      0     0  16,540      0     0
Altria Group Inc                                 Equity 02209S103      370,896   10,785   7,935  2,850     0   8,445      0 2,340
Amgen Inc                                        Equity 031162100      460,782    4,495   3,995    500     0   4,495      0     0
Angle Energy Inc                                 Equity 034760207       55,197   18,000       0 18,000     0       0 13,000 5,000
Apache Corporation                               Equity 037411105    3,997,737   51,811  49,381  2,430     0  51,434      0   377
Apple Computer Inc                               Equity 037833100   11,646,827   26,311  24,775  1,536     0  26,046      0   265
BB&T Corporation                                 Equity 054937107    3,493,833  111,304 104,695  6,609     0 111,019      0   285
BP PLC Formerly BP Amoco PLC Sponsored ADR       Equity 055622104      219,246    5,177   3,960  1,217     0   5,177      0     0
Baker Hughes Inc                                 Equity 057224107    6,778,320  146,053 139,270  6,783     0 145,694      0   359
Bankers Petroleum Ltd                            Equity 066286303       52,340   20,000       0 20,000     0       0 20,000     0
Berkshire Hathaway Inc Del Cl A                  Equity 084670108      625,120        4       0      4     0       4      0     0
Berkshire Hathaway Inc - Cl B                    Equity 084670702    6,437,372   61,779  56,845  4,934     0  61,500    100   179
BHP Billiton Limited ADR                         Equity 088606108    5,112,679   74,714  69,939  4,775     0  74,051      0   663
Bristol Myers Squibb Company                     Equity 110122108    6,995,339  169,831 159,771 10,060     0 168,533      0 1,298
Canadian Energy Services & Technology Corp       Equity 13566W108      158,730   13,000       0 13,000     0       0  8,000 5,000
Caterpillar Inc                                  Equity 149123101    5,883,955   67,655  63,508  4,147     0  66,975      0   680
Celgene Corp                                     Equity 151020104    7,496,711   64,677  60,809  3,868     0  64,131      0   546
Chevron Corp                                     Equity 166764100    6,493,988   54,654  51,629  3,025     0  53,865    397   392
Cisco Systems Inc                                Equity 17275R102    6,648,058  318,165 300,004 18,161     0 313,165      0 5,000
Citigroup Inc                                    Equity 172967424    7,499,521  169,519 160,156  9,363     0 168,286      0 1,233
Coca Cola Company                                Equity 191216100      424,377   10,494  10,494      0     0  10,494      0     0
Costco Wholesale Corporation                     Equity 22160K105    4,763,596   44,893  41,678  3,215     0  44,396      0   497
Danaher Corporation                              Equity 235851102      322,372    5,187   5,187      0     0   5,187      0     0
Deere & Company                                  Equity 244199105    6,180,586   71,884  67,665  4,219     0  71,332      0   552
MFC Direxion SHS ETF TR Daily Gold               Equity 25459W250      101,160   18,000       0 18,000     0       0 18,000     0
Disney Walt Co Holdings                          Equity 254687106    5,814,673  102,371  96,460  5,911     0 101,374      0   997
Du Pont E I De Nemours & Company                 Equity 263534109    4,749,839   96,620  90,492  6,128     0  95,705      0   915
EMC Corporation                                  Equity 268648102    7,823,473  327,479 308,354 19,125     0 324,276      0 3,203
Emerson Electric Company                         Equity 291011104    5,879,926  105,243  99,719  5,524     0 104,407      0   836
Exelon Corporation                               Equity 30161N101    3,450,241  100,065  93,832  6,233     0  99,308      0   757
Exxon Mobil Corporation                          Equity 30231G102    9,281,510  103,002  96,838  6,164     0 102,179      0   823

 FIBWM                                                            Page 1 of 4

13 F Report Of Managed Assets

Date Run: 04/18/2013          Processing Date:      Time Printed: 3:08:09 PM
                                 04/18/2013
                           As Of Date: 03/31/2013

                                                                                       Investment Direction   Voting Authority
                                                                                       -------------------- ---------------------
Name Of Issuer                                   Type    Cusip   Market Value Shares/P  Sole   Shared Other  Sole   Shared Other
--------------                                  ------ --------- ------------ -------- ------- ------ ----- ------- ------ ------

FEI Company                                     Equity 30241L109      213,015    3,300       0  3,300     0       0  2,000  1,300
First Interstate Bancsystem Inc - Cl A          Equity 32055Y201      830,518   44,153  26,403 17,750     0  24,993      0 19,160
Fluor Corporation                               Equity 343412102      501,057    7,554   7,554      0     0   7,554      0      0
Ford Motor Company                              Equity 345370860    8,290,010  630,419 595,069 35,350     0 624,624      0  5,795
Freeport McMoran Copper & Gold Class B          Equity 35671D857    4,366,519  131,919 124,313  7,606     0 130,175    742  1,002
General Electric Company                        Equity 369604103    6,141,158  265,621 249,492 16,129     0 263,653      0  1,968
Gilead Sciences Inc.                            Equity 375558103    4,220,635   86,241  82,077  4,164     0  86,025      0    216
Glacier Bancorp Inc                             Equity 37637Q105      254,674   13,418  13,418      0     0  10,954      0  2,464
Glaxo Smithkline Sponsored ADR                  Equity 37733W105      214,144    4,565     278  4,287     0     278  2,000  2,287
Goldcorp Inc                                    Equity 380956409      337,578   10,038     338  9,700     0     338  8,000  1,700
Google Inc                                      Equity 38259P508      456,658      575     551     24     0     575      0      0
Heartland Financial USA Inc                     Equity 42234Q102      218,762    8,657   8,657      0     0   4,328      0  4,329
Home Depot Inc                                  Equity 437076102      315,406    4,520   1,883  2,637     0   3,033      0  1,487
Huntington Bancshares Inc                       Equity 446150104    3,680,313  499,364 474,961 24,403     0 497,951      0  1,413
Illinois Tool Works Inc                         Equity 452308109    5,279,415   86,633  81,689  4,944     0  86,342      0    291
Intel Corporation                               Equity 458140100    4,875,122  223,271 206,933 16,338     0 220,874      0  2,397
International Business Machines Corporation     Equity 459200101    8,144,434   38,183  36,103  2,080     0  37,816      0    367
iShares S&P Pref Stock Index Fund               Equity 464288687    6,235,501  153,887 148,237  5,650     0 151,387      0  2,500
JP Morgan Chase & Company                       Equity 46625H100   11,051,061  232,850 220,915 11,935     0 231,041      0  1,809
Johnson & Johnson                               Equity 478160104      243,775    2,990     655  2,335     0     890    600  1,500
Johnson Controls Inc                            Equity 478366107    4,766,890  135,925 129,307  6,618     0 135,591      0    334
Keycorp                                         Equity 493267108      106,602   10,703  10,703      0     0  10,703      0      0
Limoneira Company                               Equity 532746104    3,284,786  170,020 170,020      0     0 170,020      0      0
MDU Resources Group Inc                         Equity 552690109    1,748,051   69,950   8,264 61,686     0   8,264      0 61,686
Marathon Oil Corporation                        Equity 565849106      233,545    6,926   6,926      0     0   6,383    543      0
McDonalds Corporation                           Equity 580135101    8,430,684   84,569  80,424  4,145     0  83,758      0    811
McKesson Corporation                            Equity 58155Q103    6,636,949   61,476  58,238  3,238     0  60,898      0    578
Merck & Co Inc                                  Equity 58933Y105      342,727    7,754   1,442  6,312     0   2,254  2,500  3,000
Microsoft Corporation                           Equity 594918104    4,408,803  154,127 139,274 14,853     0 147,011  1,000  6,116
Mondelez International Inc                      Equity 609207105    5,429,631  177,352 166,396 10,956     0 175,766      0  1,586
National Oilwell Varco Inc                      Equity 637071101    4,626,696   65,395  61,994  3,401     0  64,962      0    433

 FIBWM                                                            Page 2 of 4

13 F Report Of Managed Assets

Date Run: 04/18/2013          Processing Date:      Time Printed: 3:08:09 PM
                                 04/18/2013
                           As Of Date: 03/31/2013

                                                                                  Investment Direction     Voting Authority
                                                                                  --------------------- ----------------------
Name Of Issuer                              Type    Cusip   Market Value Shares/P  Sole   Shared  Other  Sole   Shared  Other
--------------                             ------ --------- ------------ -------- ------- ------- ----- ------- ------- ------

Newmont Mining                             Equity 651639106      369,512    8,821   8,821       0     0   8,821       0      0
Norfolk Southern Corporation               Equity 655844108      349,943    4,540   4,540       0     0   4,540       0      0
Northern Trust Corporation                 Equity 665859104    4,473,674   81,997  76,948   5,049     0  81,838       0    159
Occidental Petroleum Corporation           Equity 674599105      202,743    2,587   2,587       0     0   2,587       0      0
Oracle Corporation                         Equity 68389X105    6,510,292  201,370 191,285  10,085     0 199,999       0  1,371
Osisko Mining Corp                         Equity 688278100       89,003   15,000       0  15,000     0       0  13,000  2,000
PHX Energy Services Corp                   Equity 6933BU101       91,340   10,000       0  10,000     0       0  10,000      0
Pace Oil and Gas Ltd                       Equity 69374D104      115,624   40,855       0  40,855     0       0  35,855  5,000
Pepsico Inc                                Equity 713448108    7,405,962   93,616  88,704   4,912     0  92,966       0    650
Philip Morris International                Equity 718172109    5,678,024   61,245  58,088   3,157     0  61,054       0    191
Plum Creek Timber Company Inc              Equity 729251108      327,137    6,267   6,267       0     0   6,267       0      0
Poseidon Concepts Corp                     Equity 73731R103       19,500  130,000       0 130,000     0       0 100,000 30,000
Procter & Gamble Company                   Equity 742718109    8,725,658  113,232 107,540   5,692     0 112,958       0    274
Qualcomm Inc                               Equity 747525103    6,398,259   95,582  90,085   5,497     0  94,911       0    671
Roche Holdings LTD Spons ADR               Equity 771195104    8,030,108  137,631 130,040   7,591     0 136,492       0  1,139
Schlumberger Limited                       Equity 806857108    7,637,058  101,977  96,126   5,851     0 100,985       0    992
Silver Wheaton Corporation                 Equity 828336107      368,801   11,764     764  11,000     0     764  11,000      0
Target Corporation                         Equity 87612E106    5,614,064   82,017  76,769   5,248     0  80,910       0  1,107
Texas Rare Earth Resources Corp            Equity 882672108        5,900   10,000       0  10,000     0       0  10,000      0
3M Company                                 Equity 88579Y101      266,625    2,508   2,208     300     0   2,508       0      0
Travelers Companies Inc                    Equity 89417E109      433,073    5,144   4,694     450     0   5,144       0      0
Twin Butte Energy LTD                      Equity 901401307       95,200   40,000       0  40,000     0       0  35,000  5,000
U S Bancorp Del                            Equity 902973304    5,145,993  151,665 142,577   9,088     0 149,906       0  1,759
United Technologies Corporation            Equity 913017109      216,384    2,316   1,910     406     0   1,976       0    340
Unitedhealth Group Inc                     Equity 91324P102    7,092,438  123,972 118,397   5,575     0 123,500       0    472
Vanguard Short Term TIPS                   Equity 922020805    1,074,256   21,340  21,340       0     0  21,340       0      0
Wells Fargo & Company                      Equity 949746101      433,597   11,722  11,322     400     0  11,722       0      0
Fractional American Intl Group (1/100,000) Equity ACG874152            0   52,004  52,004       0     0  52,004       0      0

Noble Corp                                 Equity H5833N103      290,054    7,603   7,603       0     0   7,603       0      0
Industrias Penoles S.A. DE C.V.            Equity P55409141      234,000    5,000       0   5,000     0       0   5,000      0
Marine Harvest ASA                         Equity R2326D105       37,200   40,000       0  40,000     0       0  40,000      0

 FIBWM                                                            Page 3 of 4

13 F Report Of Managed Assets

Date Run: 04/18/2013          Processing Date:      Time Printed: 3:08:10 PM
                                 04/18/2013
                           As Of Date: 03/31/2013

                                                                                Investment Direction     Voting Authority
                                                                                --------------------- ----------------------
Name Of Issuer                            Type    Cusip   Market Value Shares/P  Sole   Shared  Other  Sole   Shared  Other
--------------                           ------ --------- ------------ -------- ------- ------- ----- ------- ------- ------

Zhaojin Mining Industry Co Ltd           Equity Y988A6104      262,600  202,000       0 202,000     0       0 185,000 17,000
Hannans Reward Ltd                       Equity ZZ7823375        4,485  195,000 195,000       0     0 195,000       0      0
Errawarra Resources LTD                  Equity ZZC990137            0   50,000  50,000       0     0  50,000       0      0

                                                           313,242,951

                        * * * End Of Asset Report * * *
               96     Assets Reported Of   42138  Assets On File

 FIBWM                                                            Page 4 of 4